Loans and advances to customers - Transfers of allowance for impairment losses of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ (1,743,889)	$ (1,616,873)
Loans and advances - Customers
Financial assets
Financial assets	(817,869)	(751,053)
Loans and advances - Customers | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(2,898)	1,865
Transfer from Stage 1 to Stage 3	(2,543)	2,794
Transfer from Stage 2 to Stage 3	(640)	1,924
Transfer from Stage 2 to Stage 1	437	(1,589)
Transfer from Stage 3 to Stage 2	1,293	(111)
Transfer from Stage 3 to Stage 1	67	(79)
Contracts remaining at the same stage	(4,179)	11,168
Written-off financial assets	(19,169)	(26,477)	$ (21,590)
Originated financial assets	3,185	2,741
Foreign exchange and other movements	(68)	137
Financial assets	21,652	21,035	25,551	$ 21,970
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	511	(346)
Transfer from Stage 1 to Stage 3	257	(183)
Transfer from Stage 2 to Stage 1	(90)	387
Transfer from Stage 3 to Stage 1	(20)	34
Contracts remaining at the same stage	121	(1,986)
Originated financial assets	3,185	2,741
Foreign exchange and other movements	(39)	(185)
Financial assets	7,013	5,771	6,215
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(3,409)	2,211
Transfer from Stage 2 to Stage 3	980	(712)
Transfer from Stage 2 to Stage 1	527	(1,976)
Transfer from Stage 3 to Stage 2	(277)	332
Contracts remaining at the same stage	282	(4,767)
Foreign exchange and other movements	(29)	72
Financial assets	6,541	5,149	8,902
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 3	(2,800)	2,977
Transfer from Stage 2 to Stage 3	(1,620)	2,636
Transfer from Stage 3 to Stage 2	1,570	(443)
Transfer from Stage 3 to Stage 1	87	(113)
Contracts remaining at the same stage	(4,582)	17,921
Written-off financial assets	(19,169)	(26,477)
Foreign exchange and other movements		250
Financial assets	$ 8,098	$ 10,115	$ 10,434